Financial Assets Measured at Fair Value	12 Months Ended
Dec. 31, 2025
Financial Assets Measured at Fair Value [Abstract]
Financial Assets Measured at Fair Value

Note 5 — Financial Assets Measured at Fair Value

For the year ended December 31, 2025, the Company invested USDT in futures contracts which were measured, transacted and settled in USDT. The investment was for trading purpose in the near term and was classified as financial assets measured at fair value.

For the year ended December 31, 2025, the Company incurred investment loss of $335,979 which was included in the account of “investment loss on digital assets” and incurred commission and management fees of $158,979 which was in the account of “custodian and other fees for digital assets”, respectively, in consolidated statements of operations and comprehensive loss. The investment loss of $335,979 consisted of realized loss of $349,332 and unrealized gain of $13,353. As of December 31, 2025, the Company had financial assets measured at fair value, in the form of digital assets futures, of approximately $1,870,000.

For the year ended December 31, 2025, the Company also pledged 12,000 tokens of HYPE in covered call contracts and earned realized investment income of $23,320 in the form of USDT which was included in the account of “investment loss on digital assets” and incurred management fees of $9,042 which was in the account of “custodian and other fees for digital assets”, respectively, in consolidated statements of operations and comprehensive loss. As of December 31, 2025, the Company transferred the 12,000 tokens of HYPE to custodian account and was classified as digital assets.